INCOME TAX (Schedule of Components of Income Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Current taxes: In Israel	$ 10,114	$ 10,202	$ 9,110
Current taxes: Outside Israel	5,959	5,997	4,711
Current taxes	16,073	16,199	13,821
Deferred taxes: In Israel	867	(995)	(102)
Deferred taxes: Outside Israel	(1,250)	(2,130)	(634)
Deferred taxes	(383)	(3,125)	(736)
Taxes in respect of prior years: In Israel	(792)	10	(457)
Taxes in respect of prior years: Outside Israel	(319)	271	117
Taxes in respect of prior years	(1,111)	281	(340)
Income tax expense (benefit)	$ 14,579	$ 13,355	$ 12,745